CAPITAL STOCK - Stock Options Outstanding and Exercisable (Details)	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares	Dec. 31, 2016 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number (in shares) | shares	1,010,901	1,009,793	834,375	1,061,250
Options outstanding, Weighted average contractual life (years)	5 years 3 days	3 years 6 months 3 days	3 years 4 months 9 days
Options outstanding, Weighted average exercise price (in CDN per share)	$ 16.49	$ 14.59	$ 12.29	$ 11.38
Options exercisable, Number (in shares) | shares	478,473	766,875	721,250
Options exercisable, Weighted average exercise price (in CDN per share)	$ 13.90	$ 12.32	$ 12.26
$12.04 to $12.55
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number (in shares) | shares	397,500
Options outstanding, Weighted average contractual life (years)	3 years 1 month 17 days
Options outstanding, Weighted average exercise price (in CDN per share)	$ 12.30
Options exercisable, Number (in shares) | shares	397,500
Options exercisable, Weighted average exercise price (in CDN per share)	$ 12.30
$12.04 to $12.55 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in CDN per share)	12.04	12.04
$12.04 to $12.55 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in CDN per share)	$ 12.55	12.14
$17.54
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number (in shares) | shares	370,483
Options outstanding, Weighted average contractual life (years)	6 years 7 months 13 days
Options outstanding, Weighted average exercise price (in CDN per share)	$ 17.54
Options exercisable, Number (in shares) | shares	0
Options exercisable, Weighted average exercise price (in CDN per share)	$ 0.00
$17.54 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in CDN per share)	$ 17.54	12.55
$17.54 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in CDN per share)		$ 14.34
$21.76
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number (in shares) | shares	242,918	242,918
Options outstanding, Weighted average contractual life (years)	5 years 7 months 10 days	6 years 7 months 10 days
Options outstanding, Weighted average exercise price (in CDN per share)	$ 21.76	$ 21.76
Options exercisable, Number (in shares) | shares	80,973	0
Options exercisable, Weighted average exercise price (in CDN per share)	$ 21.76	$ 0.00
$21.76 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in CDN per share)	$ 21.76	$ 21.76
$12.04 to $12.14
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number (in shares) | shares		386,250	453,750
Options outstanding, Weighted average contractual life (years)		2 years 2 months 5 days	2 years 11 months 1 day
Options outstanding, Weighted average exercise price (in CDN per share)		$ 12.05	$ 12.05
Options exercisable, Number (in shares) | shares		386,250	443,125
Options exercisable, Weighted average exercise price (in CDN per share)		$ 12.05	$ 12.05
$12.04 to $12.14 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in CDN per share)			12.04
$12.04 to $12.14 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in CDN per share)			$ 12.14
$12.55 to $14.34
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number (in shares) | shares		380,625	380,625
Options outstanding, Weighted average contractual life (years)		2 years 10 months 17 days	3 years 10 months 17 days
Options outstanding, Weighted average exercise price (in CDN per share)		$ 12.59	$ 12.58
Options exercisable, Number (in shares) | shares		380,625	278,125
Options exercisable, Weighted average exercise price (in CDN per share)		$ 12.59	$ 12.60
$12.55 to $14.34 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in CDN per share)			12.55
$12.55 to $14.34 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in CDN per share)			$ 14.34